Debt (Narrative) (Details) (USD $)	12 Months Ended				12 Months Ended					12 Months Ended		12 Months Ended												12 Months Ended		12 Months Ended			12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010	Aug. 02, 2011	Jan. 31, 2012 Verint [Member]	Jan. 31, 2011 Verint [Member]	Jan. 31, 2010 Verint [Member]	Aug. 02, 2011 Verint [Member]	Jan. 31, 2012 Verint [Member] Maximum [Member]	Jan. 31, 2012 Prior Facility [Member] Verint [Member]	May 25, 2007 Prior Facility [Member] Verint [Member]	Jan. 31, 2012 New Credit Agreement [Member] Verint [Member]	Jan. 31, 2012 New Credit Agreement [Member] Verint [Member] Leverage Ratio Until July 31,2013 [Member] Numerator [Member]	Jan. 31, 2012 New Credit Agreement [Member] Verint [Member] Leverage Ratio Until July 31,2013 [Member] Denominator [Member]	Jan. 31, 2012 New Credit Agreement [Member] Verint [Member] Leverage Ratio Thereafter [Member] Numerator [Member]	Jan. 31, 2012 New Credit Agreement [Member] Verint [Member] Leverage Ratio Thereafter [Member] Denominator [Member]	Jan. 31, 2012 New Credit Agreement [Member] Verint [Member] Eurodollar Loans [Member]	Jan. 31, 2012 New Credit Agreement [Member] Verint [Member] Eurodollar Loans [Member] Corporate Ratings of less than BB- or Ba3 [Member]	Jan. 31, 2012 New Credit Agreement [Member] Verint [Member] Eurodollar Loans [Member] Corporate Ratings of at least BB- or Ba3 or better [Member]	Jan. 31, 2012 New Credit Agreement [Member] Verint [Member] Base Rate Loans [Member] Corporate Ratings of less than BB- or Ba3 [Member]	Jan. 31, 2012 New Credit Agreement [Member] Verint [Member] Base Rate Loans [Member] Corporate Ratings of at least BB- or Ba3 or better [Member]	Jan. 31, 2012 New Credit Agreement [Member] Verint [Member] Base Rate Loans [Member] Federal Funds Effective Rate [Member]	Jan. 31, 2012 New Credit Agreement [Member] Verint [Member] Base Rate Loans [Member] Adjusted LIBO Rate for One-Month Interest Period [Member]	Jan. 31, 2012 Term Loan Facility [Member] Verint [Member]	May 25, 2007 Term Loan Facility [Member] Verint [Member]	Jan. 31, 2012 Revolving Credit Facility [Member] Verint [Member]	Jul. 31, 2010 Revolving Credit Facility [Member] Verint [Member]	May 25, 2007 Revolving Credit Facility [Member] Verint [Member]	Jan. 31, 2012 Convertible Debt Obligations [Member]
Debt [Line Items]
Aggregate principal amount of outstanding Convertible Debt	$ 2,195,000	$ 2,195,000
Principal amount of the convertible debt obligations																													1,000
Conversion price of convertible debt obligations																													$ 17.9744
Conversion rate of convertible debt obligations																													55.6347
Prior facility											675,000,000														650,000,000		75,000,000	25,000,000
Line of credit facility, term																								seven-year		six-year
Secured senior credit facilities												770,000,000
Amount available under the Term Loan Facility																								600,000,000
Amount available under revolving credit facility																								170,000,000
Credit facility maximum increase									300,000,000
Outstanding term loan borrowings repayment																								583,200,000
Loan facility discount rate																								0.50%
Loan facility discount amount																								3,000,000
Proceeds received on issuance of term loan facility net of discount																								597,000,000
Interest rate basis spread																		3.25%	3.00%	2.25%	2.00%
Adjusted variable rate base rate per annum																	1.25%
Variable rate base rate spread																						0.50%	1.00%
Debt issuance costs	15,276,000	4,039,000	152,000			300,000	100,000					14,800,000
Amortization of deferred debt issuance costs							300,000
Deferred costs associated with the credit facility																								10,200,000		4,600,000
Unamortized deferred costs										9,000,000
Loss on extinguishment of debt	8,136,000	0	0							8,100,000
Fees associated with lenders that provided commitments under both the new and the prior revolving credit facilitiesFees associated with lenders that provided commitments under both the new and the prior revolving credit facilities										900,000
Fees incurred to secure waivers												500,000
Fees that were deferred and will be amortized over remaining term of New Credit Agreement												200,000
Fees expensed to secure waivers												300,000
Credit facility interest rate																								4.50%
Credit facility effective interest rate																								4.91%
Interest expense on borrowings					28,100,000	26,200,000	22,600,000
Amortization of deferred debt issuance costs					2,800,000	2,800,000	1,900,000
Percentage of commitment fee under revolving credit facility																										0.50%
Credit facilities principal payments												1,500,000
Premium applicable in the event of repricing transaction												1.00%
Credit facilities leverage ratio													5.00	1	4.50	1
Development bank and government debt in the Americas region				3,300,000				3,300,000
Annual interest rate					7.00%
Carrying value of the debt					$ 3,100,000